As filed with the Securities and Exchange Commission on May 10, 2016

Securities Act Registration No. 333-208746

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-2
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 2
☐ Post-Effective Amendment No.

Medley Capital Corporation

Exact name of Registrant as specified in its charter

280 Park Avenue, 6th Floor East
New York, NY 10017

Address of Principal Executive Offices (Number, street, City, State, Zip Code)

(212) 759-0777

Registrant’s Telephone Number, Including Area Code

Brook Taube
Medley Capital Corporation
280 Park Avenue, 6th Floor East
New York, NY 10017

Name and Address (Number, street, City, State, Zip Code)
of Agent for Service

Copies to:

Steven B. Boehm, Esq.
Harry S. Pangas, Esq.
Payam Siadatpour, Esq.
Sutherland Asbill & Brennan LLP
700 Sixth Street, NW
Washington, DC 20001
(202) 383-0100

Approximate date of proposed public offering: From time to time after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)		Amount of Registration Fee(7)
Common Stock, $0.001 par value per share(2)(3)
Preferred Stock, $0.001 par value per share(2)	—	—
Warrants(4)	—	—
Debt Securities(5)	—	—
Total(6)	—	—	$750,000,000	(6)	$75,525

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
(2)	Subject to Note 6 below, there is being registered hereunder an indeterminate number of shares of common stock or preferred stock as may be sold, from time to time, separately or as units in combination with other securities registered hereunder.
(3)	Includes such indeterminate number of shares of common stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
(4)	Subject to Note 6 below, there is being registered hereunder an indeterminate number of warrants as may be sold, from time to time, separately or as units in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
(5)	Subject to Note 6 below, there is being registered hereunder an indeterminate number of debt securities as may be sold, from time to time, separately or as units in combination with other securities registered hereunder. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $750,000,000.
(6)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this Registration Statement exceed $750,000,000.
(7)	Prior to filing this registration statement, $276,201,722 of securities remained unsold pursuant to Registration Statement No. 333-187324, which was initially filed on March 18, 2013 and declared effective on April 2, 2013 (the “Unsold Securities”). Pursuant to Rule 457(p), the $37,673 aggregate fee paid to register the Unsold Securities is offset against the currently due filing fee of $75,525 in connection with the registration of $750,000,000 of securities hereunder, and the remaining $37,852 was previously paid in connection with the initial filing of this Registration Statement on December 23, 2015.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Explanatory Note

The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 is solely to file a certain exhibit to the Registration Statement as set forth in Item 25(2) of Part C.

PART C

OTHER INFORMATION

Item 25. Financial statements and exhibits

1.	Financial Statements

2.	Exhibits

The following exhibits are filed as part of this report or hereby incorporated by reference to exhibits previously filed with the SEC:

a	Certificate of Incorporation (Incorporated by reference to Exhibit 99.A.3 to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 (File No. 333-166491), filed on November 22, 2010).
b	Form of Bylaws (Incorporated by reference to Exhibit 99.B.3 to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 (File No. 333-166491), filed on November 22, 2010).
d.1	Form of Stock Certificate (Incorporated by reference to Exhibit 99.D to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 (File No. 333-166491), filed on November 22, 2010).
d.2	Indenture, dated February 7, 2012, between Medley Capital Corporation and U.S. Bank National Association, as Trustee (Incorporated by reference to Exhibit 99.D.2 to the Registrant’s Pre-effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-179237), filed on February 13, 2012).
d.3	First Supplemental Indenture, dated March 21, 2012, between Medley Capital Corporation and U.S. Bank National Association, as Trustee (Incorporated by reference to Exhibit 99.D.4 to the Registrant’s Post-effective Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-179237), filed on March 21, 2012).
d.4	Form of Second Supplemental Indenture between Medley Capital Corporation and U.S. Bank National Association, as Trustee (Incorporated by reference to Exhibit d.4 to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-2, filed on March 15, 2013).
d.5	Statement of Eligibility of Trustee on Form T-1 (Incorporated by reference to Exhibit d.5 to the Registrant’s Registration Statement on form N-2 (File No. 333-187324, filed on March 15, 2013).
e	Dividend Reinvestment Plan (Incorporated by reference to Exhibit 99.E to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 (File No. 333-166491), filed on November 22, 2010).
f.1	Senior Secured Revolving Credit Agreement among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, dated August 4, 2011 (Incorporated by reference to the Current Report on Form 8-K filed on August 9, 2011).
f.2	Guarantee, Pledge and Security Agreement among the Company, the Subsidiary Guarantors party thereto, ING Capital LLC, as Administrative Agent, each Financial Agent and Designated Indebtedness Holder party thereto and ING Capital LLC, as Collateral Agent, dated August 4, 2011 (Incorporated by reference to the Current Report on Form 8-K filed on August 9, 2011).
f.3	Amendment No. 1, made as of August 31, 2012, to the Senior Secured Revolving Credit Agreement dated August 4, 2011, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent (Incorporated by reference to the Current Report on Form 8-K filed on September 6, 2012).
f.4	Amendment No. 2, made as of December 7, 2012, to the Senior Secured Revolving Credit Agreement dated August 4, 2011, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by that certain Amendment No. 1 to Senior Secured Revolving Credit Agreement, dated as of August 31, 2012 (Incorporated by reference to the Current Report on Form 8-K filed on December 13, 2012).
f.5	Amendment No. 3, dated as of March 28, 2013, to the Senior Secured Revolving Credit Agreement dated as of August 4, 2011, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by Amendment Nos. 1 and 2 to the Senior Secured Revolving Credit Agreement, dated as of August 31, 2012 and December 7, 2012, respectively (Incorporated by reference to the Current Report on Form 8-K filed on April 2, 2013).

f.6	Senior Secured Term Loan Credit Agreement, dated as of August 31, 2012, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent (Incorporated by reference to the Current Report on Form 8-K filed on September 6, 2012).
f.7	Amendment No. 1, made as of December 7, 2012, to the Senior Secured Term Loan Credit Agreement dated as of August 31, 2012, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent (Incorporated by reference to the Current Report on Form 8-K filed on December 13, 2012).
f.8	Amendment No. 2, made as of January 23, 2013, to the Senior Secured Term Loan Credit Agreement dated as of August 31, 2012, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent (Incorporated by reference to the Current Report on Form 8-K filed on January 29, 2013).

f.9	Amendment No. 3, dated as of March 28, 2013, to the Senior Secured Term Loan Credit Agreement, dated as of August 31, 2012, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by Amendment Nos. 1 and 2 to the Senior Secured Term Loan Credit Agreement, dated as of December 7, 2012 and January 23, 2013, respectively (Incorporated by reference to the Current Report on Form 8-K filed on April 2, 2013).
f.10	Amendment No. 4, dated as of May 1, 2013, to the Senior Secured Revolving Credit Agreement, dated as of August 4, 2011, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by Amendment Nos. 1, 2 and 3 to the Senior Secured Revolving Credit Agreement, dated as of August 31, 2012, December 7, 2012, March 28, 2013, respectively (Incorporated by reference to the Current Report on Form 8-K filed on May 7, 2013).
f.11	Amendment No. 4, dated as of May 1, 2013, to the Senior Secured Term Loan Credit Agreement, dated as of August 31, 2012, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by Amendment Nos. 1, 2 and 3 to the Senior Secured Term Loan Credit Agreement, dated as of December 7, 2012, January 23, 2013, and March 28, 2013, respectively (Incorporated by reference to the Current Report on Form 8-K filed on May 7, 2013).
f.12	Amendment No. 5, dated as of June 2, 2014, to the Senior Secured Revolving Credit Agreement, dated as of August 4, 2011, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by Amendment Nos. 1, 2, 3 and 4 to the Senior Secured Revolving Credit Agreement, dated as of August 31, 2012, December 7, 2012, March 28, 2013 and May 1, 2013, respectively (Incorporated by reference to the Current Report on Form 8-K filed on June 3, 2014).
f.13	Amendment No. 5, dated as of June 2, 2014, to the Senior Secured Term Loan Credit Agreement, dated as of August 31, 2012, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by Amendment Nos. 1, 2, 3 and 4 to the Senior Secured Term Loan Credit Agreement, dated as of December 7, 2012, January 23, 2013, March 28, 2013 and May 1, 2013, respectively (Incorporated by reference to the Current Report on Form 8-K filed on June 3, 2014).
f.14	Amendment No. 6, dated as of February 2, 2015, to the Senior Secured Revolving Credit Agreement, dated as of August 4, 2011, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by Amendment Nos. 1, 2, 3, 4 and 5 to the Senior Secured Revolving Credit Agreement, dated as of August 31, 2012, December 7, 2012, March 28, 2013, May 1, 2013 and June 2, 2014, respectively (Incorporated by reference to Exhibit 10.1 to the Registrant’s Quarterly Report on Form 10-Q filed on February 9, 2015).
f.15	Amendment No. 6 to the Senior Secured Term Loan Credit Agreement, dated as of August 31, 2012, among Medley Capital Corporation as borrower, the Lenders party thereto, and ING Capital LLC, as Administrative Agent, as amended by Amendment Nos. 1, 2, 3, 4 and 5 to the Senior Secured Term Loan Credit Agreement, dated as of December 7, 2012, January 23, 2013, March 28, 2013, May 1, 2013 and June 2, 2014, respectively (Incorporated by reference to Exhibit 10.2 to the Registrant’s Quarterly Report on Form 10-Q filed on February 9, 2015).

f.16	Incremental Assumption Agreement, dated as of February 10, 2012, made by Credit Suisse AG, Cayman Islands Branch, as Assuming Lender, relating to the Senior Secured Revolving Credit Agreement dated as of August 4, 2011, among Medley Capital Corporation, as Borrower, the Several Lenders and Agents from Time to Time Parties Thereto, and ING Capital LLC, as Administrative Agent and Collateral Agent (Incorporated by reference to the Current Report on Form 8-K filed on February 10, 2012).
f.17	Incremental Assumption Agreement dated as of March 30, 2012, made by Onewest Bank, FSB, as Assuming Lender, relating to the Senior Secured Revolving Credit Agreement dated as of August 4, 2011, among Medley Capital Corporation, as Borrower, the Several Lenders and Agents from Time to Time Parties Thereto, and ING Capital LLC, as Administrative Agent and Collateral Agent (Incorporated by reference to the Current Report on Form 8-K filed on April 4, 2012).
f.18	Incremental Assumption Agreement dated as of May 3, 2012, made by Doral Bank, as Assuming Lender, relating to the Senior Secured Revolving Credit Agreement dated as of August 4, 2011, among Medley Capital Corporation, as Borrower, the Several Lenders and Agents from Time to Time Parties Thereto, and ING Capital LLC, as Administrative Agent and Collateral Agent (Incorporated by reference to the Current Report on Form 8-K filed on May 3, 2012).
f.19	Incremental Assumption Agreement dated as of September 25, 2012, made by Stamford First Bank, a division of the Bank of New Canaan, as Assuming Lender, relating to the Senior Secured Revolving Credit Agreement dated as of August 4, 2011, and Amended by Amendment No. 1 dated August 31, 2012, among Medley Capital Corporation, as Borrower, the Several Lenders and Agents from Time to Time Parties Thereto, and ING Capital LLC, as Administrative Agent and Collateral Agent (Incorporated by reference to the Current Report on Form 8-K filed on September 28, 2012).
f.20	Limited Liability Company Operating Agreement of MCC Senior Loan Strategy JV I LLC, a Delaware Limited Liability Company, dated as of March 27, 2015 (Incorporated by reference to the Current Report on Form 8-K filed on March 30, 2015).
f.21	Amended and Restated Senior Secured Revolving Credit Agreement, dated as of July 28, 2015, by and among the Company as borrower, each of the subsidiary guarantors party thereto, the Lenders party thereto and ING Capital LLC, as Administrative Agent (Incorporated by reference to the Current Report on Form 8-K filed on July 30, 2015).
f.22	Amended and Restated Senior Secured Term Loan Credit Agreement dated as of July 28, 2015, by and among the Company as borrower, each of the subsidiary guarantors party thereto, the Lenders party thereto and ING Capital LLC, as Administrative Agent (Incorporated by reference to the Current Report on Form 8-K filed on July 30, 2015).
g	Form of Amended and Restated Investment Management Agreement between Registrant and MCC Advisors LLC. (Incorporated by reference to Exhibit 99.G to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on N-2, filed on December 10, 2013).
h	Form of Underwriting Agreement(2)
j	Form of Custody Agreement (Incorporated by reference to Exhibit 99.J to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 (File No. 333-166491), filed on November 22, 2010).
k.1	Form of Administration Agreement (Incorporated by reference to Exhibit 99.K.2 to the Registrant’s Pre-effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-166491), filed on June 9, 2010).
k.2	Form of Trademark License Agreement (Incorporated by reference to Exhibit 99.K.3 to the Registrant’s Pre-effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-166491), filed on June 9, 2010).
k.3	Certificate of Appointment of Transfer Agent (Incorporated by reference to Exhibit 99.K.1 to the Registrant’s Pre-effective Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-166491), filed on July 2, 2010).

k.4	Form of Sub-Administration Agreement (Incorporated by reference to Exhibit 99.K.4 to the Registrant’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 (File No. 333-166491), filed on November 22, 2010).
k.5	Form of Fee Waiver Agreement (Incorporated by reference to Exhibit k.5 to the Registrant’s Registration Statement on Form N-2 (File No. 333-208746), filed on March 25, 2016).
l	Opinion and Consent of Sutherland Asbill & Brennan LLP (Incorporated by reference to Exhibit l to the Registrant’s Registration Statement on Form N-2 (File No. 333-208746), filed on March 25, 2016).
n.1	Consent of Ernst & Young LLP(1)
n.2	Report of Ernst & Young LLP Regarding the Senior Securities Table (Incorporated by reference to Exhibit n.2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-208746), filed on December 23, 2015).
r.1	Code of Business Conduct and Ethics of the Registrant (Incorporated by reference to Exhibit 14.1 to the Registrant’s 10-Q for the period ended June 30, 2011, filed on August 4, 2011).
r.2	Code of Business Ethics of MCC Advisors (Incorporated by reference to Exhibit 99.R.2 to the Registrant’s Pre-effective Amendment No. 1 to the Registration Statement on Form N-2, filed on June 9, 2010).
99.1	Statement of Computation of Ratios of Earnings to Fixed Charges (Incorporated by reference to Exhibit 99.1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-208746), filed on March 25, 2016).
99.2	Form of Preliminary Prospectus Supplement — Debt Offering (Incorporated by reference to Exhibit 99.2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-208746), filed on March 25, 2016).

(1)	Filed herewith.
(2)	To be filed by amendment.

Item 26. Marketing arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference. Reference is also made to the Form of Underwriting Agreement for the Registrant’s shares of common stock to be filed by amendment to this registration statement.

Item 27. Other expenses of issuance and distribution

The following table sets forth the estimated (except for the SEC registration fee and the FINRA filing fee) expenses to be incurred in connection with the offering described in this registration statement:

SEC registration fee	$75,525	**
FINRA filing fee	113,000	***
New York Stock Exchange listing fee*	72,500
Printing	200,000
Accounting fees and expenses	240,000
Legal fees and expenses	500,000
Miscellaneous fees and expenses	100,000
Total	$1,327,800

*	Assumes issuance of $750,000,000 of common stock.
**	$36,616 of this amount has been offset against filing fees associated with unsold securities registered under a previous registration statement.
***	$37,673 of this amount has been offset against filing fees associated with unsold securities registered under a previous registration statement.

All of the expenses set forth above shall be borne by the Registrant.

Item 28. Persons controlled by or under common control with the registrant

The following list sets forth each of the Registrant's subsidiaries, the state under whose laws the subsidiaries are organized and the voting securities owned by the Registrant, directly or indirectly, in each subsidiary:

Medley SBIC LP (Delaware)	100%
Medley SBIC GP, LLC (Delaware)	100%
MCC Investment Holdings LLC (Delaware)	100%
MCC Investment Holdings AAR LLC (Delaware)	100%
MCC Investment Holdings AmveStar LLC (Delaware)	100%
MCC Investment Holdings Omnivere LLC (Delaware)	100%
MCC Investment Holdings RT1 LLC (Delaware)	100%
MCC Investment Holdings Sendero LLC (Delaware)	100%

Each of the Registrant's subsidiaries is consolidated for financial reporting purposes.

In addition, the Registrant may be deemed to control certain portfolio companies. See “Portfolio Companies” in the prospectus.

Item 29. Number of holders of shares

The following table sets forth the approximate number of record holders of the Company’s common stock as of May 9, 2016:

Title of Class	Number of Record Holders
Common Stock, $0.001 par value	13

Item 30. Indemnification

The information contained under the heading “Description of Capital Stock” is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant carries liability insurance for the benefit of its directors and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

The Registrant has agreed to indemnify the underwriters against specified liabilities for actions taken in their capacities as such, including liabilities under the Securities Act.

Item 31. Business and other connections of investment adviser

A description of any other business, profession, vocation or employment of a substantial nature in which MCC Advisors, and each managing director, director or executive officer of MCC Advisors, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “The

Adviser”. Additional information regarding MCC Advisors and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-71515), and is incorporated herein by reference.

Item 32. Location of accounts and records

The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, 280 Park Avenue, 6th Floor East, New York, NY 10017, and at the offices of the Registrant’s Custodian, U.S. Bank National Association, and Transfer Agent, American Stock Transfer & Trust Company.

Item 33. Management services

Not applicable.

Item 34. Undertakings

(1)  The Registrant hereby undertakes to suspend the offering of the Securities covered hereby until it amends the prospectus if (a) subsequent to the effective date of this registration statement, its NAV declines more than 10 percent from its NAV as of the effective date of this Registration Statement or (b) its NAV increases to an amount greater than its net proceeds as stated in the prospectus.

(2)  Not applicable.

(3)  Registrant undertakes in the event that the securities being registered are to be offered to existing stockholders pursuant to warrants or rights, and any securities not taken by shareholders are to be reoffered to the public, to supplement the prospectus, after the expiration of the subscription period, to set forth the results of the subscription offer, the transactions by the underwriters during the subscription period, the amount of unsubscribed securities to be purchased by underwriters, and the terms of any subsequent underwriting thereof. Registrant further undertakes that if any public offering by the underwriters of the securities being registered is to be made on terms differing from those set forth on the cover page of the prospectus, the Registrant shall file a post-effective amendment to set forth the terms of such offering.

(4)  The Registrant hereby undertakes:

(a)  To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i)  to include any prospectus required by Section 10(a)(3) of the 1933 Act;

(ii)  to reflect in the prospectus any facts or events arising after the effective date of this registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in this registration statement; and

(iii)  to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in this registration statement.

(b)  That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c)  To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d)  That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)  That, for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i)  any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(ii)  the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iii)  any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 2 to Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on May 10, 2016.

MEDLEY CAPITAL CORPORATION
By: /s/ Brook Taube Name: Brook Taube Title: Chief Executive Officer and Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to Registration Statement on Form N-2 has been signed by the following persons in the capacities set forth below on May 10, 2016. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Name	Title
/s/ Brook Taube Brook Taube	Chief Executive Officer and Chairman of the Board of Directors (Principal Executive Officer)
/s/ Richard T. Allorto, Jr. Richard T. Allorto, Jr.	Chief Financial Officer and Secretary (Principal Financial and Accounting Officer)
* Seth Taube	Director
* Jeff Tonkel	Director
* Arthur S. Ainsberg	Director
* Robert K. Lyons	Director
* Karin Hirtler-Garvey	Director
* John E. Mack	Director
*	Signed by Richard T. Allorto, Jr., pursuant to a power of attorney signed by each individual and filed with this Registration Statement on December 23, 2015.